Nuveen Total Return Bond Fund (formerly First American Total Return Bond Fund)
Summary Prospectus | October 28, 2010, as supplemented January 18, 2011
Ticker: Class A–FCDDX, Class B–FCBBX, Class C–FCBCX, Class R3–FABSX, Class I–FCBYX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated October 28, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective
The investment objective of the fund is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.

Fees and Expenses
This following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.98%	1.73%	1.73%	1.23%	0.73%
Less 12b-1 Fee Waiver/Reimbursement	(0.08)%	0.00%	0.00%	0.00%	0.00%

Net Annual Operating Expenses[4]	0.90%	1.73%	1.73%	1.23%	0.73%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are

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not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption

	A	B	C	R3	I	A	B	C	R3	I

1 Year	$513	$676	$176	$125	$75	$513	$176	$176	$125	$75
3 Years	$716	$845	$545	$390	$233	$716	$545	$545	$390	$233
5 Years	$936	$1,039	$939	$676	$406	$936	$939	$939	$676	$406
10 Years	$1,568	$1,842	$2,041	$1,489	$906	$1,568	$1,842	$2,041	$1,489	$906

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.89%, 1.75%, 1.75%, 1.25%, and 0.75%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
•	debt obligations of foreign governments.

Up to 30% of the fund’s total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund’s adviser makes buy, sell, and hold decisions using a “top-down” approach, which begins with the formulation of the adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the adviser selects individual securities within these sectors or industries. The adviser also analyzes expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s adviser. Unrated securities will not exceed 25% of the fund’s total assets.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

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Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the adviser correctly predicts mortgage prepayments and interest rates.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk—Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

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The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 22.45% and -8.60%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class R3)

Class Returns Before Taxes:
Class A	2/1/00	4.49%	5.80%	5.93%	N/A
Class B	2/1/00	3.14%	5.73%	5.56%	N/A
Class C	2/1/00	8.15%	5.93%	5.58%	N/A
Class R3	9/24/01	8.69%	6.39%	N/A	5.97%
Class I	2/1/00	9.28%	6.97%	6.64%	N/A

Class A Return After Taxes:
On Distributions		2.87%	3.75%	3.76%	N/A
On Distributions and Sale of Fund Shares		2.88%	3.69%	3.72%	N/A

Barclays Capital Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%	5.46%

1	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

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Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Timothy A. Palmer, CFA	Managing Director	May 2005
Jeffrey J. Ebert	Senior Vice President	February 2000
Marie A. Newcome, CFA	Vice President	October 2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-FTRB2-0111P